Investment Portfolio	as of September 30, 2020 (Unaudited)

DWS Communications Fund

	Shares	Value ($)
Common Stocks 94.3%
Communications Equipment 0.6%
Telefonaktiebolaget LM Ericsson (ADR) (a)	53,776	585,621
Diversified Telecommunication Services 14.7%
AT&T, Inc.	110,330	3,145,508
Cellnex Telecom SA 144A	17,166	1,044,994
Deutsche Telekom AG (Registered)	48,021	802,579
Hellenic Telecommunications Organization SA	32,912	473,511
Orange SA	84,039	874,553
Singapore Telecommunications Ltd.	382,600	593,310
Verizon Communications, Inc.	115,381	6,864,016
		13,798,471
Electronic Equipment, Instruments & Components 0.6%
Dolby Laboratories, Inc. "A"	8,515	564,374
Entertainment 16.7%
Activision Blizzard, Inc.	29,167	2,361,069
Netflix, Inc.*	12,343	6,171,870
Nintendo Co., Ltd.	2,000	1,135,599
Spotify Technology SA*	4,345	1,053,967
Walt Disney Co.	35,968	4,462,909
World Wrestling Entertainment, Inc. "A"	9,996	404,538
		15,589,952
Interactive Media & Services 38.8%
Alphabet, Inc. "A"*	6,891	10,099,450
Alphabet, Inc. "C"*	6,910	10,154,936
Facebook, Inc. "A"*	52,787	13,824,915
Snap, Inc. "A"*	80,658	2,105,980
Spark Networks SE (ADR)*	35,036	171,326
		36,356,607
Internet & Direct Marketing Retail 1.3%
Alibaba Group Holding Ltd. (ADR)*	2,528	743,181
Etsy, Inc.*	4,271	519,482
		1,262,663
IT Services 1.3%
Akamai Technologies, Inc.*	6,321	698,724
GDS Holdings Ltd. (ADR)* (a)	5,798	474,450
		1,173,174
Media 9.7%
Charter Communications, Inc. "A"*	4,984	3,111,710
Comcast Corp. "A"	72,204	3,340,157
Discovery, Inc. "A"* (a)	18,747	408,122
DISH Network Corp. "A"*	18,391	533,891
Liberty Media Corp. "A"*	10,623	352,365
New York Times Co. "A"	22,198	949,852
Sirius XM Holdings, Inc. (a)	77,449	415,127
		9,111,224
Professional Services 0.4%
RELX PLC	18,194	404,711
Real Estate Investment Trusts (REITs) 2.6%
American Tower Corp.	3,132	757,098
Crown Castle International Corp.	6,431	1,070,761
QTS Realty Trust, Inc. "A" (a)	8,987	566,361
		2,394,220
Software 0.5%
Nuance Communications, Inc.*	13,156	436,647
Unity Software, Inc.*	107	9,339
		445,986
Wireless Telecommunication Services 7.1%
KDDI Corp.	64,600	1,628,783
SoftBank Group Corp.	22,700	1,411,246
T-Mobile U.S., Inc.*	19,506	2,230,706
Vodafone Group PLC	1,002,593	1,332,157
		6,602,892
Total Common Stocks (Cost $66,616,963)		88,289,895
	Principal Amount ($)	Value ($)
Corporate Bonds 1.5%
Diversified Telecommunication Services 0.5%
CenturyLink, Inc., Series Y, 7.5%, 4/1/2024 (a)	396,000	443,362
Media 1.0%
Discovery Communications LLC, 5.0%, 9/20/2037	768,000	915,408
Total Corporate Bonds (Cost $1,169,685)		1,358,770
Convertible Bonds 2.6%
Software
Everbridge, Inc. 144A, 0.125%, 12/15/2024	656,000	871,013
Five9, Inc. 144A, 0.50%, 6/1/2025	424,000	512,398
Nuance Communications, Inc., 1.25%, 4/1/2025	602,000	1,066,323
Total Convertible Bonds (Cost $1,684,644)		2,449,734
	Shares	Value ($)
Securities Lending Collateral 2.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (b) (c) (Cost $2,321,464)	2,321,464	2,321,464
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 0.09% (b) (Cost $1,446,217)	1,446,217	1,446,217
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $73,238,973)	102.4	95,866,080
Other Assets and Liabilities, Net	(2.4)	(2,285,904)
Net Assets	100.0	93,580,176

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Securities Lending Collateral 2.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 0.04% (b) (c)
488,996	1,832,468 (d)	—	—	—	2,205	—	2,321,464	2,321,464
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 0.09% (b)
296,206	15,890,399	14,740,388	—	—	6,723	—	1,446,217	1,446,217
785,202	17,722,867	14,740,388	—	—	8,928	—	3,767,681	3,767,681

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2020 amounted to $2,252,930, which is 2.4% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communications Equipment	$585,621	$—	$—	$585,621
Diversified Telecommunication Services	10,009,524	3,788,947	—	13,798,471
Electronic Equipment, Instruments & Components	564,374	—	—	564,374
Entertainment	14,454,353	1,135,599	—	15,589,952
Interactive Media & Services	36,356,607	—	—	36,356,607
Internet & Direct Marketing Retail	1,262,663	—	—	1,262,663
IT Services	1,173,174	—	—	1,173,174
Media	9,111,224	—	—	9,111,224
Professional Service	—	404,711	—	404,711
Real Estate Investment Trusts	2,394,220	—	—	2,394,220
Software	445,986	—	—	445,986
Wireless Telecommunication Services	2,230,706	4,372,186	—	6,602,892
Corporate Bonds(e)	—	1,358,770	—	1,358,770
Convertible bonds(e)	—	2,449,734		2,449,734
Short-Term Investments (e)	3,767,681	—	—	3,767,681
Total	$82,356,133	$13,509,947	$—	$95,866,080

(e)	See Investment Portfolio for additional detailed categorizations.